CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 6,691	€ 4,943	€ 11,331	€ 9,003
Cost of sales	(4,600)	(3,531)	(7,649)	(6,552)
Gross profit	2,091	1,412	3,682	2,451
Selling expenses	(1,888)	(1,466)	(3,525)	(2,914)
Administrative expenses	(1,505)	(1,986)	(3,182)	(3,469)
Research and development expenses	(1,653)	(1,670)	(3,094)	(3,274)
Other operating expenses	(256)	(284)	(414)	(385)
Other operating income	1,254	112	3,458	1,026
Operating loss	(1,957)	(3,882)	(3,075)	(6,565)
Finance expense	(947)	(596)	(1,995)	(4,427)
Finance income	1,040	1,974	2,439	107
Financial result	93	1,378	444	(4,320)
Loss before income taxes	(1,864)	(2,504)	(2,631)	(10,885)
Income tax income (expense)	65		79	52
Net loss	(1,799)	(2,504)	(2,552)	(10,833)
Other comprehensive income (loss) that may be reclassified subsequently to profit or loss	(208)	51	(296)	(120)
Total comprehensive loss	(2,007)	(2,453)	(2,848)	(10,953)
Loss attributable to:
Owners of the Company	(1,823)	(2,421)	(2,511)	(10,724)
Non-controlling interests	24	(83)	(41)	(109)
Net loss	(1,799)	(2,504)	(2,552)	(10,833)
Total comprehensive loss attributable to:
Owners of the Company	(2,031)	(2,370)	(2,807)	(10,844)
Non-controlling interests	24	(83)	(41)	(109)
Total comprehensive loss	€ (2,007)	€ (2,453)	€ (2,848)	€ (10,953)
Weighted average number of shares outstanding - basic (in shares)	7,026,711	5,900,584	7,026,711	5,703,078
Weighted average number of shares outstanding - diluted (in shares)	7,026,711	5,900,584	7,026,711	5,703,078
Loss per share - basic (in EUR per share)	€ (0.26)	€ (0.41)	€ (0.36)	€ (1.88)
Loss per share - diluted (in EUR per share)	€ (0.26)	€ (0.41)	€ (0.36)	€ (1.88)